Stockholders' Deficit (Details Textual) - USD ($)	1 Months Ended	3 Months Ended					12 Months Ended
	Sep. 27, 2019	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Oct. 04, 2019	Dec. 31, 2017
Stockholders' Deficit (Textual)
Common stock, shares authorized		200,000,000	200,000,000				200,000,000	200,000,000
Common stock, par value		$ 0.0001	$ 0.0001				$ 0.0001	$ 0.0001
Number of common stock issued shares		674,000					9,655,000
Issuance of common stock value		$ 206,265				$ 103,632	$ 7,047,596	$ 1,375,538
Preferred stock, par value		$ 0.0001	$ 0.0001				$ 0.0001	$ 0.0001
Preferred stock, shares authorized		15,000,000	15,000,000				15,000,000	15,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Exercise price									$ 0.50
Warrants outstanding		34,578,570	29,243,750				29,243,750
Options outstanding		7,992,433	7,879,933				7,879,933	4,854,692
Description of issued warrants to purchase		The Company issued warrants to purchase an aggregate of 5,335,000 shares of common stock of the Company at an exercise price of $0.05 or $0.50 per share. The warrants may be exercised on a cashless basis and have a term of three, five, or seven years. 375,000 warrants were issued for consulting services, 4,500,000 warrants in connection with notes issued, and 460,000 warrants in connection with stock sold.
Warrants to purchase of common stock shares							5,072,812
Exercise price of warrant							$ 0.50
Common stock for cash							$ 2,768,000
Common stock for conversion							636,665
Issued for services							7,047,596	7,047,596
Percentage of common stock							5.98%
Budee [Member]
Stockholders' Deficit (Textual)
Number of common stock issued shares		12,000,000
Minimum [Member]
Stockholders' Deficit (Textual)
Exercise price		$ 0.05
Maximum [Member]
Stockholders' Deficit (Textual)
Exercise price		$ 0.50
Settlement Agreement [Member]
Stockholders' Deficit (Textual)
Agreement description	The Company entered into a settlement agreement with Chris Boudreau, the Company's former chief executive officer, pursuant to which the Company was required to repurchase 12,272,616 shares of the Company's common stock from Mr. Boudreau at a per share purchase price of approximately $0.12, totalling an aggregate purchase price of $122,726 (the "Settlement Agreement"). Pursuant to the Settlement Agreement, the Company was required to pay Mr. Boudreau in twelve monthly installments of $10,227 starting October 1, 2019. As of December 31, 2019, the Company is in default on these payments. Additionally, Mr. Boudreau will also forfeit options to purchase an aggregate of 1,538,910 shares of the Company's common stock and warrants to purchase an aggregate of 2,000,000 shares of the Company's common stock. Mr. Boudreau also forfeited a $23,726 loan to the Company resulting in a gain on extinguishment of debt.
Options [Member]
Stockholders' Deficit (Textual)
Options outstanding			7,879,933				7,879,933	4,854,692
Warrant [Member]
Stockholders' Deficit (Textual)
Purchase of common stock shares		5,335,000
Stock compensation expense		$ 206,265				$ 103,632
Options outstanding			29,243,750				29,243,750	9,131,250
Warrants to purchase of common stock shares			12,600,000	11,000,000	2,500,000	1,558,000	18,339,206
Exercise price of warrant			$ 0.50	$ 0.20	$ 0.20	$ 0.10
Options [Member]
Stockholders' Deficit (Textual)
Purchase of common stock shares		112,500
Exercise price		$ 0.59
Stock compensation expense		$ 121,538				$ 245,344	$ 589,334
Warrants to purchase of common stock shares				600,000	1,687,500	3,922,522
Exercise price of warrant				$ 0.50	$ 0.10	$ 0.10